Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	35.00%	71.00%